Consolidated Statements of Total Equity (USD $) In Millions, unless otherwise specified		Total		Common stock	Additional paid in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total parent shareholders' equity	Non-controlling interest
Beginning Balance at Dec. 31, 2010		$ 2,939.2	[1]	$ 102.8	$ 1,472.8	$ 1,910.1	$ 36.4	$ (594.8)	$ 2,927.3	$ 11.9
Beginning Balance, shares at Dec. 31, 2010				102.8
Comprehensive Income:
Net income		627.0	[1]			623.4			623.4	3.6
Foreign currency translation		(41.8)	[1]				(42.3)		(42.3)	0.5
Pension liability		(36.4)	[1]				(36.4)		(36.4)
Comprehensive income		548.8	[1]						544.7	4.1
Common stock incentives	[2]	20.3	[1]					20.3	20.3
Cash dividends declared		(158.9)	[1]			(158.9)			(158.9)
Dividends paid to non-controlling interest on subsidiary shares		(0.4)	[1]							(0.4)
Ending Balance at Dec. 31, 2011		3,349.0	[1]	102.8	1,472.8	2,374.6	(42.3)	(574.5)	3,333.4	15.6
Ending Balance, shares at Dec. 31, 2011				102.8
Comprehensive Income:
Net income		485.6	[1]			483.1			483.1	2.5
Foreign currency translation		28.1	[1]				27.9		27.9	0.2
Pension liability		(26.1)	[1]				(26.1)		(26.1)
Comprehensive income		487.6	[1]						484.9	2.7
Common stock incentives	[2]	20.7	[1]					20.7	20.7
Cash dividends declared		(185.2)	[1]			(185.2)			(185.2)
Common stock issuance, net		104.8	[1]		(143.5)			248.3	104.8
Dividends paid to non-controlling interest on subsidiary shares		(0.8)	[1]							(0.8)
Ending Balance at Dec. 31, 2012		3,776.1	[1]	102.8	1,329.3	2,672.5	(40.5)	(305.5)	3,758.6	17.5
Ending Balance, shares at Dec. 31, 2012		102.8		102.8
Comprehensive Income:
Net income		489.9	[1]			485.8			485.8	4.1
Foreign currency translation		(17.4)	[1]				(17.8)		(17.8)	0.4
Pension liability		58.8	[1]				58.8		58.8
Comprehensive income		531.3	[1]						526.8	4.5
Common stock incentives	[2]	36.2	[1]					36.2	36.2
Cash dividends declared		(192.4)	[1]			(192.4)			(192.4)
Repurchased shares		(147.9)	[1]					(147.9)	(147.9)
Dividends paid to non-controlling interest on subsidiary shares		(3.3)	[1]							(3.3)
Investment in subsidiary by non-controlling interest		0.4	[1]							0.4
Ending Balance at Dec. 31, 2013		$ 4,000.4	[1]	$ 102.8	$ 1,329.3	$ 2,965.9	$ 0.5	$ (417.2)	$ 3,981.3	$ 19.1
Ending Balance, shares at Dec. 31, 2013		102.8		102.8

[1]	See Note 13 for further details - includes tax effects where applicable.
[2]	See Notes 1 and 15 for further details - includes tax effects.